Significant Accounting Policies and Recent Accounting Pronouncements, Investment in Debt Securities (Details)	Dec. 31, 2025 USD ($)
Debt Securities, Held-to-Maturity, Excluding Accrued Interest, Allowance for Credit Loss [Abstract]
Held-to-maturity debt securities, allowance for credit loss	$ 0